Jun-08-04 14:08 From- T-945 P.002/003 F-398

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CEQTNYS

04031963

1-32199

NYSE

June 8, 2004

JUN 8 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 09 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SHIP FINANCE INTERNATIONAL LIMITED, Common Shares, par value $1.00 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 81, 2004. Tentative listing date – June 14, 2004.

Sincerely,

[signature]